CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	Total Best Buy Co., Inc. Shareholder's Equity	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest [Member]
Beginning balances at Feb. 27, 2010 (Scenario, Previously Reported [Member])	$ 6,964	$ 6,320	$ 42	$ 441	$ 5,797	$ 40	$ 644
Beginning balances (in shares) at Feb. 27, 2010 (Scenario, Previously Reported [Member])			419,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	1,366
Net earnings (loss) at Feb. 28, 2010 (Scenario, Previously Reported [Member])	1,366	1,277	0	0	1,277	0	89
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Feb. 28, 2010 (Scenario, Previously Reported [Member])	34	76	0	0	0	76	(42)
Unrealized gain (loss) on available-for-sale securities at Feb. 28, 2010 (Scenario, Previously Reported [Member])	58	58	0	0	0	58	0
Cash flow hedging instruments - unrealized gains (losses) at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(2)	(1)	0	0	0	(1)	(1)
Payment to noncontrolling interest at Feb. 28, 2010 (Scenario, Previously Reported [Member])	0
Stock options exercised at Feb. 28, 2010 (Scenario, Previously Reported [Member])	134	134	0	134	0	0	0
Stock options exercised (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			4,000,000
Vesting of restricted stock at Feb. 28, 2010 (Scenario, Previously Reported [Member])	0	0	0	0	0	0	0
Vesting of restricted stock (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			1,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Feb. 28, 2010 (Scenario, Previously Reported [Member])	3	3	0	3	0	0	0
Issuance of common stock under employee stock purchase plan at Feb. 28, 2010 (Scenario, Previously Reported [Member])	45	45	0	45	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			1,000,000
Stock-based compensation at Feb. 28, 2010 (Scenario, Previously Reported [Member])	121	121	0	121	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(238)	(238)	0	0	(238)	0	0
Repurchase of common stock at Feb. 28, 2010 (Scenario, Previously Reported [Member])	(1,193)	(1,193)	(3)	(726)	(464)	0	0
Repurchase of common stock (in shares) at Feb. 28, 2010 (Scenario, Previously Reported [Member])			(32,000,000)
Ending balances at Feb. 26, 2011 (Scenario, Previously Reported [Member])	7,292	6,602	39	18	6,372	173	690
Ending balances (in shares) at Feb. 26, 2011 (Scenario, Previously Reported [Member])			393,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	22
Net earnings (loss) at Feb. 27, 2011 (Scenario, Previously Reported [Member])	22	(1,231)	0	0	(1,231)	0	1,253
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(21)	(9)	0	0	0	(9)	(12)
Unrealized gain (loss) on available-for-sale securities at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(26)	(26)	0	0	0	(26)	0
Reclassification adjustment for gain on availbable-for-sale securities included in net earnings at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(48)	(48)	0	0	0	(48)	0
Payment to noncontrolling interest at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(1,303)	0	0	0	0	0	(1,303)
Dividend distribution at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(7)	0	0	0	0	0	(7)
Stock options exercised at Feb. 27, 2011 (Scenario, Previously Reported [Member])	27	27	0	27	0	0	0
Stock options exercised (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			1,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(2)	(2)	0	(2)	0	0	0
Issuance of common stock under employee stock purchase plan at Feb. 27, 2011 (Scenario, Previously Reported [Member])	40	40	0	40	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			2,000,000
Stock-based compensation at Feb. 27, 2011 (Scenario, Previously Reported [Member])	120	120	0	120	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(228)	(228)	0	0	(228)	0	0
Repurchase of common stock at Feb. 27, 2011 (Scenario, Previously Reported [Member])	(1,500)	(1,500)	(5)	(203)	(1,292)	0	0
Repurchase of common stock (in shares) at Feb. 27, 2011 (Scenario, Previously Reported [Member])			(55,000,000)
Ending balances at Mar. 03, 2012 (Scenario, Previously Reported [Member])	4,366	3,745	34	0	3,621	90	621
Ending balances (in shares) at Mar. 03, 2012 (Scenario, Previously Reported [Member])			341,000,000
Increase (Decrease) in Shareholders' Equity
Net earnings (loss)	(420)
Net earnings (loss) at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(420)	(441)	0	0	(441)	0	21
Fiscal Year Change, Adjustment, Equity at Mar. 04, 2012 (Scenario, Previously Reported [Member])	6	(3)	0	0	(14)	11	9
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments at Mar. 04, 2012 (Scenario, Previously Reported [Member])	15	9	0	0	0	9	6
Unrealized gain (loss) on available-for-sale securities at Mar. 04, 2012 (Scenario, Previously Reported [Member])	2	2	0	0	0	2	0
Payment to noncontrolling interest at Mar. 04, 2012 (Scenario, Previously Reported [Member])	0
Dividend distribution at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(3)	0	0	0	0	0	(3)
Stock options exercised at Mar. 04, 2012 (Scenario, Previously Reported [Member])	1	1	0	1	0	0	0
Stock options exercised (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])	82,000		2,000,000
Tax benefits (loss) from stock options, restricted stock and employee stock purchase plan at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(44)	(44)	0	(44)	0	0	0
Issuance of common stock under employee stock purchase plan at Mar. 04, 2012 (Scenario, Previously Reported [Member])	24	24	0	24	0	0	0
Issuance of common stock under employee stock purchase plan (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])			1,000,000
Stock-based compensation at Mar. 04, 2012 (Scenario, Previously Reported [Member])	112	112	0	112	0	0	0
Common stock dividends, $0.66 per share during the period ended February 2, 2013, $0.62 per share during the period ended March 3, 2012, $0.58 per share during the period ended February 26, 2011, respectively at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(222)	(222)	0	0	(222)	0	0
Repurchase of common stock at Mar. 04, 2012 (Scenario, Previously Reported [Member])	(122)	(122)	0	(39)	(83)	0	0
Repurchase of common stock (in shares) at Mar. 04, 2012 (Scenario, Previously Reported [Member])			(6,000,000)
Ending balances at Feb. 02, 2013 (Scenario, Previously Reported [Member])	$ 3,715	$ 3,061	$ 34	$ 54	$ 2,861	$ 112	$ 654
Ending balances (in shares) at Feb. 02, 2013 (Scenario, Previously Reported [Member])			338,000,000